Convertible debentures, Envviron Tranche (Q3) (Details)			3 Months Ended	9 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Nov. 06, 2024 $ / shares	Oct. 31, 2024	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 $ / shares	Jul. 31, 2024 USD ($)	Apr. 23, 2024 USD ($)	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Derivative liability				$ 72,500		$ 919,250			$ 1,836,666
Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount	$ 3,345,000
Interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price				20 days
Floor price (in dollars per share) | $ / shares	$ 0.867
Related Party [Member]
Convertible Debt [Abstract]
Derivative liability				$ 72,500		$ 919,250		$ 0
Related Party [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount				$ 4,550,650
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount							$ 250,000
Interest rate							5.30%
Percentage of conversion price discount		25.00%		25.00%
Period of volume weighted average trading price				20 days
Conversion price (in dollars per share) | (per share)				$ 2	$ 0.475
Number of repayable day				10 days
De-SPAC transaction period				270 days
Share purchase warrant (in shares) | shares				0.5
Percentage of premium to volume weighted average price			20.00%
Conversion expiry term				2 years
Derivative liability							$ 2,750
Floor price (in dollars per share) | $ / shares		$ 2
Fair value transferred into equity				$ 31,000
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | Warrant [Member]
Convertible Debt [Abstract]
Period of volume weighted average trading price				30 days
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | SVS [Member]
Convertible Debt [Abstract]
Number of securities called by each Unit (in shares) | shares				1